Members' Deficit - Series A Units, Series B Units and Series C Units (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Members' Deficit
Series A units authorized	245,300	245,300	245,300
Series A units outstanding	245,300	245,300	245,300
Series A annum rate of return	8.00%	8.00%	8.00%
Dividend payable	$ 414,467	$ 376,399	$ 329,077
Series B units authorized	321,593,463	321,593,463	321,593,463
Series B units outstanding	9,906,827	9,906,827	9,590,106
Aggregate authorized limit of Series B units outstanding	15.00%	15.00%
Series C units authorized	1,748,264	1,748,264	1,748,264
Series C units issued	1,584,327	1,584,327	1,336,067
Series C units outstanding	1,584,327	1,584,327	1,336,067